Financial Instrument Risk Management - Right of Offset and Collateral (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	$ (4,258)	$ (3,890)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	887	740
Financial collateral pledged	3,241	2,784
Net financial liabilities	(130)	(366)
Derivative liabilities
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	(1,744)	(2,040)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	883	737
Financial collateral pledged	736	937
Net financial liabilities	(125)	(366)
Financial assets pledged as collateral	1,830	1,706
Repurchase agreements
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	(2,208)	(1,850)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	4	3
Financial collateral pledged	2,204	1,847
Net financial liabilities	0	0
Financial assets pledged as collateral	2,208	1,850
Cash collateral on securities lent
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	(306)	0
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	0	0
Financial collateral pledged	301	0
Net financial liabilities	(5)	0
Derivative assets
Disclosure of offsetting of financial assets [line items]
Gross financial assets presented in the Consolidated Statements of Financial Position	2,160	1,548
Financial instruments subject to master netting or similar agreements	(883)	(737)
Financial collateral received	(1,139)	(730)
Net financial assets	138	81
Disclosure of offsetting of financial liabilities [abstract]
Financial assets received as collateral	1,275	939
Reverse repurchase agreements
Disclosure of offsetting of financial assets [line items]
Gross financial assets presented in the Consolidated Statements of Financial Position	4	3
Financial instruments subject to master netting or similar agreements	(4)	(3)
Financial collateral received	0	0
Net financial assets	0	0
Disclosure of offsetting of financial liabilities [abstract]
Financial assets received as collateral	4	3
Financial assets:
Disclosure of offsetting of financial assets [line items]
Gross financial assets presented in the Consolidated Statements of Financial Position	2,164	1,551
Financial instruments subject to master netting or similar agreements	(887)	(740)
Financial collateral received	(1,139)	(730)
Net financial assets	$ 138	$ 81